Intangible assets, net (Schedule of Estimated Amortization Expenses) (Details) - Intangible Assets [Member] ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Amortization expense of intangible assets
2019	¥ 22,710
2020	13,010
2021	4,563
2022	4,060
2023	¥ 3,978